Operating Segments and Geographic Information	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Operating Segments and Geographic Information
13. Operating Segments and Geographic Information
We operate as a single segment. The chief operating decision-maker is considered to be our Chief Executive Officer of N-able. The chief operating decision-maker allocates resources and assesses performance of the business at the combined N-able level.
The authoritative guidance for disclosures about segments of an enterprise establishes standards for reporting information about operating segments. It defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. Our Chief Executive Officer manages the Business as a multi-product business that utilizes its model to deliver software solutions to customers regardless of their geography or IT environment. Operating results including growth in bookings and billings of solutions, lead generation activity from marketing, renewal and retention rates by solution and geography and sales forecasts and pipeline reports are reviewed at the combined entity level for purposes of making resource allocation decisions and for evaluating financial performance. Accordingly, we considered ourselves to be in a single operating and reporting segment structure.
We based revenue by geography on the shipping address of each MSP partner. Other than the United States and the United Kingdom, no single country accounted for 10% or more of our total revenue during these periods. The following tables set forth revenue and net long-lived assets by geographic area:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Revenue
United States, country of domicile	$144,776	$125,682	$105,774
United Kingdom	31,649	28,422	26,199
All other international	126,446	109,414	96,321
Total revenue	$302,871	$263,518	$228,294

	December 31,
	2020	2019

	(in thousands)
Long-lived assets, net
United States, country of domicile	$4,774	$4,710
Switzerland	10,202	6,045
Canada	1,126	1,377
All other international	3,488	1,275
Total long-lived assets, net	$19,590	$13,407